INVESTMENTS IN AFFILIATE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2020			$ 193,270
Equity in net earnings of affiliate	$ 3,277	$ 1,181	8,000	$ 2,773
Equity in net assets of affiliate at September 30, 2020	191,012		191,012
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2020			193,270
Dividend			(10,258)
Equity in net assets of affiliate at September 30, 2020	$ 191,012		$ 191,012